Performance Management	Dec. 29, 2025
Performance Trust Total Return Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart demonstrates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year. The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual returns for the one-year, five-year, ten-year, and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not guarantee future results. Recent performance information for the Fund is available on the Fund’s website at www.ptam.com or by calling 1-877-738-9095.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart demonstrates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year. The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual returns for the one-year, five-year, ten-year, and since inception periods compare with those of a broad measure of market performance.
Bar Chart [Heading]	Calendar Year Total Return as of December 31 Institutional Class Shares(1)
Bar Chart Footnotes [Text Block]	The returns shown in the bar chart are for Institutional Class shares. Class A shares and Class C shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different sales charges and expenses. Performance for Class A and Class C shares would be lower as expenses for Class A shares and Class C shares are higher.
Bar Chart Closing [Text Block]
The Fund’s calendar year-to-date return for Institutional Class shares as of September 30, 2025 was 5.88%. During the period shown in the bar chart, the best performance for a quarter for the Fund’s Institutional Class shares was 6.72% (for the quarter ended December 31, 2023). The worst performance for a quarter for the Fund’s Institutional Class shares was -5.61% (for the quarter ended March 31, 2022).

Performance Table Heading	Average Annual Total ReturnsFor the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes and Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and after-tax returns for Class A shares and Class C shares may vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
The share class now designated as Institutional Class shares of the Fund commenced operations on September 1, 2010. Class A and Class C shares of the Fund commenced operations on January 2, 2019. Performance shown for Class A shares and Class C shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect Class A and Class C fees and expenses.
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Institutional Class shares only and after-tax returns for Class A shares and Class C shares may vary.

In certain cases, the figure representing “Return After Taxes and Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.

For a period of time following the Fund’s inception when the Fund’s asset levels were lower than current asset levels, the Fund’s investments in certain fixed-income instruments purchased in odd lot-sized transactions contributed positively to the Fund’s performance. As Fund asset levels increased, similar odd lot-sized transactions, if any, did not have the same relative impact on the Fund’s performance and are not anticipated to have the same relative impact on the Fund’s future performance.

Performance Availability Website Address [Text]	www.ptam.com
Performance Availability Phone [Text]	1-877-738-9095
Performance Trust Total Return Bond Fund | Performance Trust Total Return Bond Fund Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	5.88%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	6.72%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(5.61%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Trust Municipal Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart demonstrates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year. The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual returns for the one-year, five-year, ten-year, and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not guarantee future results. Recent performance information for the Fund is available on the Fund’s website at www.ptam.com or by calling 1-877-738-9095.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart demonstrates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year. The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual returns for the one-year, five-year, ten-year, and since inception periods compare with those of a broad measure of market performance.
Bar Chart [Heading]	Calendar Year Total Return as of December 31 Institutional Class Shares(1)
Bar Chart Footnotes [Text Block]	The returns shown in the bar chart are for the Institutional Class shares. Class A shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different sales charges and expenses. Performance for Class A shares would be lower as expenses for Class A shares are higher.
Bar Chart Closing [Text Block]
The Fund’s calendar year-to-date return for Institutional Class shares as of September 30, 2025 was 1.94%. During the period shown in the bar chart, the best performance for a quarter for the Fund’s Institutional Class shares was 10.68% (for the quarter ended December 31, 2023). The worst performance for a quarter for the Fund’s Institutional Class shares was -7.26% (for the quarter ended March 31, 2022).

Performance Table Heading	Average Annual Total ReturnsFor the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes and Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and after-tax returns for Class A shares may vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
Institutional Class shares of the Fund commenced operations on June 30, 2011. Class A shares of the Fund (formerly designated as Retail Class shares) commenced operations on September 28, 2012. Performance shown for Class A shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect Class A fees and expenses.
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Institutional Class shares only and after-tax returns for Class A shares may vary.
In certain cases, the figure representing “Return After Taxes and Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.
For a period of time following the Fund’s inception when the Fund’s asset levels were lower than current asset levels, the Fund’s investments in certain fixed-income instruments purchased in odd lot-sized transactions contributed positively to the Fund’s performance. As Fund asset levels increased, similar odd lot-sized transactions, if any, did not have the same relative impact on the Fund’s performance and are not anticipated to have the same relative impact on the Fund’s future performance.

Performance Availability Website Address [Text]	www.ptam.com
Performance Availability Phone [Text]	1-877-738-9095
Performance Trust Municipal Bond Fund | Performance Trust Municipal Bond Fund - Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	1.94%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	10.68%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(7.26%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Trust Multisector Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The bar chart demonstrates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year. The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual returns for the one-year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not guarantee future results. Recent performance information for the Fund is available on the Fund’s website at www.ptam.com or by calling 1-877-738-9095.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart demonstrates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year. The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual returns for the one-year and since inception periods compare with those of a broad measure of market performance.
Bar Chart [Heading]	Calendar Year Total Return as of December 31 Institutional Class Shares
Performance Table Heading	Average Annual Total ReturnsFor the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes and Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

In certain cases, the figure representing “Return After Taxes and Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.

Performance Availability Website Address [Text]	www.ptam.com
Performance Availability Phone [Text]	1-877-738-9095
Performance Trust Multisector Bond Fund | Performance Trust Multisector Bond Fund Institutional Class
Prospectus [Line Items]
Bar Chart Closing [Text Block]
The Fund’s calendar year-to-date return for Institutional Class shares as of September 30, 2025 was 6.25%. During the period shown in the bar chart, the best performance for a quarter for the Fund’s Institutional Class shares was 7.18% (for the quarter ended December 31, 2023). The worst performance for a quarter for the Fund’s Institutional Class shares was -5.94% (for the quarter ended June 30, 2022).

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	6.25%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	7.18%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(5.94%)
Lowest Quarterly Return, Date	Jun. 30, 2022